U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1.   Name  and  address  of issuer:   Command  Tax-Free
          Fund,  Gateway Center Three, 100 Mulberry  Street,
          Newark, New Jersey 07102-4077.

     2.   Name  of  each series or class of funds for  which
          this   notice is filed:  The Fund offers one class
          of shares.

     3.   Investment Company Act File Number:  811-3252.
          Securities Act File Number:  2-73900.

     4. Last day of fiscal year for which this notice is filed: June 30, 1997.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [ ]

     6.   Date  of termination of issuer's declaration under
          rule   24f-2(a)(1), if applicable (see instruction
          A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None /$ None

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
          None

     9.   Number and aggregate sale price of securities sold
          during     the    fiscal    year:    4,867,648,838
          /$4,867,648,838

    10.   Number and aggregate sale price of securities sold
          during    the   fiscal  year  in   reliance   upon
          registration    pursuant    to     rule     24f-2:
          4,867,648,838 / $4,867,648,838

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
          35,455,203 /$35,455,203
    12.   Calculation of registration fee:

          (i)  Aggregate sale price of securities
               sold during the fiscal year in
               reliance  on  rule  24f-2  (from  item   10):
4,867,648,838
         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment
                plans  (from  item 11, if applicable):     +
35,455,203
       (iii)  Aggregate price of shares redeemed or
              repurchased during the fiscal year
                if  applicable):                           -
4,921,827,010
        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied
              as a reduction to filing fees
              pursuant to rule 24e-2
              (if applicable):                         +

         (v)  Net aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2
              [line (i), plus line (ii), less
              line (iii), plus line (iv)]
                             (if                applicable):
(18,722,969)
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
               (see  instruction  C.6):                    x
1/3300

       (vii)  Fee due [line (i) or line (v)
                    multiplied      by      line      (vi)]:
$0

Instructions:  Issuers  should complete lines  (ii),  (iii),
               (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                              [ ]

          Date of mailing or wire transfer of filing fees to
the             Commission's lockbox depository:


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                              /s/ S. Jane Rose
                              By (S. Jane Rose, Secretary)

     Date:  August 25, 1997














8-97NOT.CTF